UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
               Washington, DC 20549


                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
             MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

              Bread & Butter Fund, Inc.
 (Exact name of registrant as specified in charter)

               3633 Hill Rd. 3rd Flr.
           Parsippany, New Jersey 07054
(Address of principal executive offices)(Zip code)

                  James B. Potkul
           Potkul Capital Management LLC
               3633 Hill Rd. 3rd Flr.
            Parsippany, New Jersey 07054

        (Name and address of agent for service)

Registrant's telephone number, including area code: 973-331-1000

Date of fiscal year end: December 31

Date of reporting period: October 31, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year,containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).The name of the issuer of the portfolio security;
(b).The exchange ticker symbol of the portfolio security;
(c).The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d).The shareholder meeting date;
(e).A brief identification of the matter voted on;
(f).Whether the matter was proposed by the issuer or by a security holder;
(g).Whether the Registrant cast its vote on the matter;
(h).How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i).Whether the Registrant cast its vote for or against management.
Item 1. Proxy Voting Record

====================================================================

COMPANY: BERKSHIRE HATHAWAY INC.
TICKER: BRK.B
CUSIP: 084670207
MEETING DATE: 05/06/06
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Warren E. Buffett         For      For
Management
1.2   Elect  Director  Charles T Munger          For      For
Management
1.3   Elect  Director  Howard G Buffett          For      For
Management
1.4   Elect  Director  Malcolm G Chace           For      For
Management
1.5   Elect  Director  William H Gates           For      For
Management
1.6   Elect  Director  David S Gotteman          For      For
Management
1.7   Elect  Director  Charlotte Guyman          For      For
Management
1.8   Elect  Director  Donald R Keough           For      For
Management
1.9   Elect  Director  Thomas S Murphy           For      For
Management
1.10  Elect  Director  Ronald L Olson            For      For
Management
1.11  Elect  Director  Walter Scott Jr.          For      For
Management

====================================================================

COMPANY: Central Parking
TICKER: CPC
CUSIP: 154785109
MEETING DATE: 02/21/06
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec.     Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Monroe J. Carell          For      For
Management
1.2   Elect  Director  Raymond T. Baker          For      For
Management
1.3   Elect  Director  Claude Blankenship        For      For
Management
1.4   Elect  Director  Kathryn Carrell-Brown     For      For
Management
1.5   Elect  Director  Emanuel J. Eads           For      For
Management
1.6   Elect  Director  Lewis Katz                For      For
Management
1.7   Elect  Director  Edward G. Nelson          For      For
Management
1.8   Elect  Director  Owen G. Shell             For      For
Management
1.9   Elect  Director  Willaim B. Smith          For      For
Management
2  Approve Adoption of 2006 LT incentive Plan    For      Against
Management
3. Other Matters properly come before meeting    For      For
Management

====================================================================
COMPANY: EL PASO CORPORATION
TICKER: EP
CUSIP: 28336L109
MEETING DATE: 05/25/06
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------

1.1   Elect  Director  Juan Carlos Braniff       For      For
Management
1.2   Elect  Director  James L Dunlap            For      For
Management
1.3   Elect  Director  Douglas L Foshee          For      For
Management
1.4   Elect  Director  Robert W Goldman          For      For
Management
1.5   Elect  Director  Anthony W Hall, Jr.       For      For
Management
1.6   Elect  Director  Thomas R Hix              For      For
Management
1.7   Elect  Director  William H Joyce           For      For
Management
1.8   Elect  Director  Ronald L Kuehn            For      For
Management
1.09  Elect  Director Ferrell P McClean          For      For
Management
1.10  Elect  Director  J. Michael Talbert        For      For
Management
1.11  Elect  Director  Robert F Vagt             For      For
Management
1.12  Elect  Director  John L Whitmire           For      For
Management
1.13  Elect  Director  Joe B Wyatt               For      For
Management
2  Prop. Approval Adoption Cumulative Voting     Against  For
Shareholder
3  Prop. Approval Disclosure of Exec. Comp.      Against  For
Shareholder

====================================================================
COMPANY: ORIGEN FINANCIAL INC.
TICKER: ORGN
CUSIP: 68619E208
MEETING DATE: 6/15/2006
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Ronald A Klein            For      For
Management
1.2   Elect  Director  Paul A Halpern            For      For
Management
1.3   Elect  Director  Gary A Shiffman           For      For
Management
1.4   Elect Director   Richard H Rogel           For      For
Management
1.5   Elect Director   James A Williams          For      For
Management
1.6   Elect Director   Michael J Wechsler        For      For
Management

====================================================================
COMPANY: PFIZER, INC.
TICKER: PFE
CUSIP: 717081103
MEETING DATE: 04/27/06
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Michael s Brown           For      For
Management
1.2   Elect  Director  M. Anthony Burns          For      For
Management
1.3   Elect  Director  Robert N Burt             For      For
Management
1.4   Elect  Director  W Don Cornwell            For      For
Management
1.5   Elect  Director  William H Gray III        For      For
Management
1.6   Elect  Director  Constance J Horner        For      For
Management
1.7   Elect  Director  William R Howell          For      For
Management
1.8   Elect  Director  Stanley O Ikenberry       For      For
Management
1.9   Elect  Director  George A Lorch            For      For
Management
1.10  Elect  Director  Henry A McKinnell         For      For
Management
1.11  Elect  Director  Dana G Mead               For      For
Management
1.12  Elect  Director  Ruth J Simmons            For      For
Management
1.13  Elect  Director  William C Steere Jr.      For      For
Management

2     Ratify KPMG LLP Independent Public         For      For
Accounting Firm for 2006
3     Amend Company?s Restated Certificate       For      For
Management
4 Term Limits for Directors                      Against  Against
Shareholder
5 Reporting Pharmaceutical Price Restraint       Against  Against
Shareholder
6 Cumulative Voting                              Against  For
Shareholder
7 Separation of Roles of CEO and Chairman        Against  Against
Shareholder
8 Report on Political Contributions              Against  Against
Shareholder
9 Amending Pfizer?s Policy on Lab Animal Care    Against  Against
Shareholder
10Financial Contributions for Animal Based Tests Against  Against
Shareholder

====================================================================

COMPANY: Sun Communities Inc.
TICKER: SUI
CUSIP: 866674104
MEETING DATE: 05/25/06
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  Ted J Simon               For      For
Management
1.2   Elect  Director  Paul D Lapides            For      For
Management

====================================================================
COMPANY: Time Warner Inc.
TICKER: TWX
CUSIP: 887317105
MEETING DATE: 05/19/2006
--------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast
Sponsor
--------------------------------------------------------------------
1.1   Elect  Director  James L Barksdale         For      For
Management
1.2   Elect  Director  Stephen F Bollenbach      For      For
Management
1.3   Elect  Director  Frank J Caufield          For      Against
Management
1.4   Elect  Director  Robert C Clark            For      For
Management
1.5   Elect  Director  Jessica P Einhorn         For      For
Management
1.6   Elect  Director  Reuben Mark               For      For
Management
1.7   Elect  Director  Nichael A Miles           For      Against
Management
1.8   Elect  Director  Kenneth J Novack          For      For
Management
1.9   Elect  Director  Richard D Parson          For      For
Management
1.10  Elect  Director Francis T Vincent Jr.      For      Against
Management
1.11  Elect  Director Deborah C Wright           For      Against
Management
2     Ratification of Auditors                   For      For
Management
3     Approve 2006 Stock Incentive Plan          For      Against
Management
4     Proposal Regarding Simple Majority Vote    Against  For
Shareholder
5     Separation of roles of CEO and Chairman    Against  Against
Shareholder
6     Proposal Regarding Code of Vendor Conduct  Against  Against
Shareholder
====================================================================
                                 SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Bread & Butter Fund Inc.

/s/ James B Potkul
--------------------
James B Potkul
President
Date: July 8, 2006